================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08056

                              Praxis Mutual Funds
              (Exact name of registrant as specified in charter)

                              1110 N. Main Street
                               Goshen, IN 46528
              (Address of principal executive offices) (Zip code)

                        Anthony Zacharski, Dechert LLP
                             90 State House Square
                              Hartford, CT 06103
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 to June 30, 2017

   This amendment corrects the original N-PX filing made on July 25, 2017. The sole purpose of this amendment is to include the proxy voting records of the
Praxis Genesis Balanced Portfolio, Praxis Genesis Conservative Portfolio and
Praxis Genesis Growth Portfolio. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

================================================================================

Item 1 - Proxy Voting Record.

                       Praxis Genesis Balanced Portfolio

The Fund did not own any voting securities for which a proxy instruction for a meeting of security holders was given by such Funds or solicited from such
Funds during the period covered by this report on Form N-PX.

                     Praxis Genesis Conservative Portfolio

The Fund did not own any voting securities for which a proxy instruction for a meeting of security holders was given by such Funds or solicited from such
Funds during the period covered by this report on Form N-PX.

                        Praxis Genesis Growth Portfolio

The Fund did not own any voting securities for which a proxy instruction for a meeting of security holders was given by such Funds or solicited from such
Funds during the period covered by this report on Form N-PX.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Praxis Mutual Funds

By (Signature and Title)*  /s/ Adam Shoffner
                           ---------------------------------------
                           Adam Shoffner, Assistant Secretary

Date: August 16, 2017

--------
*  Print the name and title of each signing officer under his or her signature.